As filed with the Securities and Exchange Commission on August 10 , 2015

File No. 33-56028
File No. 811-07388

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2 8	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2 8	☒

Value Line Small Cap Opportunities Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

7 Times Square, 21st Floor
New York, New York 10036-6524
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 907-1900

Mitchell E. Appel
Value Line Small Cap Opportunities Fund, Inc.
7 Times Square, 21st Floor
New York, New York 10036-6524
(Name and Address of Agent for Service)

Copy to:
Peter D. Lowenstein, Esq.
515 West Lyon Farm Dr
Greenwich, CT 06831

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
☐	on August 1, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 10th day of August , 2015 .

VALUE LINE SMALL CAP OPPORTUNITIES, INC.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*Joyce E. Heinzerling	Director	August 10 , 2015
(Joyce E. Heinzerling)
**James E. Hillman	Director	August 10 , 2015
(James E. Hillman)
**Michael Kuritzkes	Director	August 10 , 2015
(Michael Kuritzkes)
*Francis C. Oakley	Director	August 10 , 2015
(Francis C. Oakley)
*David H. Porter	Director	August 10 , 2015
(David H. Porter)
*Paul Craig Roberts	Director	August 10 , 2015
(Paul Craig Roberts)
*Nancy-Beth Sheerr	Director	August 10 , 2015
(Nancy-Beth Sheerr)

/s/ Mitchell E. Appel	Director; President and Chief	August 10 , 2015
(Mitchell E. Appel)	Executive Officer (Principal
Executive Officer)

/s/ Emily D. Washington	Treasurer; Principal Financial	August 10 , 2015
(Emily D. Washington)	and Accounting Officer; Secretary

*By:	/s/ Mitchell E. Appel
(Mitchell E. Appel, Attorney-in-Fact)

* Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 19 and incorporated herein by reference.

** Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 27 and incorporated herein by reference.

C-4

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL INSTANCE DOCUMENT
EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT
EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE
EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB	XBRL TAXONOMY EXTENSION LABELS LINKBASE
EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE